Statement of Stockholders' Deficit (Interim Period Unaudited) (USD $)	Issued with Convertible Notes Payable [Member] Additional Paid-in Capital [Member] USD ($)	Issued with Convertible Notes Payable [Member] USD ($)	Issued to Placement Agents and Subagents [Member] Additional Paid-in Capital [Member] USD ($)	Issued to Placement Agents and Subagents [Member] USD ($)	Conversion of Convertible Notes and Accrued Interest [Member] Common Stock [Member] USD ($)	Conversion of Convertible Notes and Accrued Interest [Member] Additional Paid-in Capital [Member] USD ($)	Conversion of Convertible Notes and Accrued Interest [Member] USD ($)	Conversion of Series A Preferred Stock [Member] Convertible Preferred Stock [Member] USD ($)	Conversion of Series A Preferred Stock [Member] Common Stock [Member] USD ($)	Conversion of Series A Preferred Stock [Member] Additional Paid-in Capital [Member] USD ($)	Non-Employee Share Based Compensation [Member] Additional Paid-in Capital [Member] USD ($)	Non-Employee Share Based Compensation [Member] USD ($)	Settlement of Software License Obligations [Member] Common Stock [Member] USD ($)	Settlement of Software License Obligations [Member] Additional Paid-in Capital [Member] USD ($)	Settlement of Software License Obligations [Member] USD ($)	Purchase for Cash [Member] Common Stock [Member]	Purchase for Cash [Member] Treasury Stock [Member] USD ($)	Purchase for Cash [Member] USD ($)	Purchase through Cancellation of Notes [Member] Common Stock [Member]	Purchase through Cancellation of Notes [Member] Treasury Stock [Member] USD ($)	Purchase through Cancellation of Notes [Member] Receivables from Stockholder [Member] USD ($)	Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] USD ($)	Receivables from Stockholder [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balances at Dec. 31, 2008																						$ 7,965,000	$ 54,518	$ 25,653,645		$ (573,620)	$ (34,863,904)	$ (1,764,361)
Balances (in Shares) at Dec. 31, 2008																						7,965,000	5,451,777
Employee share-based compensation																								130,587				130,587
Accrued interest on note receivable																										(57,779)		(57,779)
Purchase of treasury stock																	(547,835)	(547,835)		(1,131,399)	1,131,399
Purchase of treasury stock (in Shares)																(129,962)			(195,868)
Issuance of note receivable, stockholder																										(500,000)		(500,000)
Exercise of options and warrants																							33	10,630				10,663
Exercise of options and warrants (in Shares)																							3,333					(3,333)
Net loss																											(7,159,060)	(7,159,060)
Balances at Dec. 31, 2009																						7,965,000	54,551	25,794,862	(1,679,234)		(42,022,964)	(9,887,785)
Balances (in Shares) at Dec. 31, 2009																						7,965,000	5,129,280
Employee share-based compensation																								245,462				245,462
Conversion feature of convertible notes payable																								834,555				834,555
Warrants issued																								120,218				120,218
Elimination of fractional shares resulting from the reverse stock split																							(1)	(514)				(515)
Elimination of fractional shares resulting from the reverse stock split (in Shares)																							(103)
Fair value of non-employee share based compensation																							165	29,584				29,749
Non-employee share based compensation (in Shares)																							16,527
Issuance of common stock in connection with the sale of unit securities																							107,143	2,668,157				2,775,300
Issuance of common stock in connection with the sale of unit securities (in Shares)																							10,714,286
Net loss																											(9,454,235)	(9,454,235)
Balances at Dec. 31, 2010																						7,965,000	161,858	29,692,324	(1,679,234)		(51,477,199)	(15,337,251)
Balances (in Shares) at Dec. 31, 2010																						7,965,000	15,859,990
Employee share-based compensation																								989,902				989,902
Conversion feature of convertible notes payable																								163,633				163,633
Warrants issued																								649,734				649,734
Exercise of options and warrants																							2,250					2,250
Exercise of options and warrants (in Shares)																							225,000
Net loss																											(8,311,411)	(8,311,411)
Balances at Dec. 31, 2011																						7,965,000	164,108	31,495,593	(1,679,234)		(59,788,610)	(21,843,143)
Balances (in Shares) at Dec. 31, 2011																						7,965,000	16,084,990
Employee share-based compensation																								842,644				842,644
Conversion feature of convertible notes payable																								383,204				383,204
Warrants issued	383,204	383,204	237,299	237,299
Conversion of convertible securities into common stock					163,977	11,216,232	11,380,209	(7,965,000)	79,650	7,885,350
Conversion of convertible securities into common stock (in Shares)					16,397,727			(7,965,000)	7,965,000
Fair value of non-employee share based compensation											808,636	808,636	15,000	1,647,500	1,662,500
Non-employee share based compensation (in Shares)													1,500,000
July 2012 unit offering																							54,545	5,461,950				5,516,495
July 2012 unit offering (in Shares)																							5,454,523
Exercise of options and warrants																							4,407	(3,807)				600
Exercise of options and warrants (in Shares)																							440,690					30,000
Net loss																											(5,148,923)	(5,148,923)
Balances at Sep. 30, 2012																							$ 481,687	$ 60,357,805	$ (1,679,234)		$ (64,937,533)	$ (5,777,275)
Balances (in Shares) at Sep. 30, 2012																							47,842,930